Risk Management (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 1,867,485	R$ 717,929	R$ 396,401	R$ 2,253,210
Financial investments	1,677,873	2,433,385
Restricted cash	37,474	28,467
Trade receivables	3,277,808	2,918,311
Water National Agency - ANA	9,193	20,666
Other receivables	212,674	226,242
Fair Values [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,867,485	717,929
Financial investments	1,677,873	2,433,385
Restricted cash	37,474	28,467
Trade receivables	3,277,808	2,918,311
Water National Agency - ANA	9,193	20,666
Other receivables	R$ 212,674	R$ 226,242